Trading Assets	12 Months Ended
Dec. 31, 2017
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Trading Assets
11. TRADING ASSETS
	Group
	2017 £m	2016 £m
Securities purchased under resale agreements	8,870	10,712
Debt securities	5,156	6,248
Equity securities	9,662	5,986
Cash collateral	6,156	6,169
Short-term loans	711	920
	30,555	30,035

A significant portion of the debt and equity securities are held in our eligible liquidity pool. They comprise mainly of government bonds and quoted stocks. Detailed disclosures can be found in ‘Liquidity risk’ section of the Risk review.